Stockholders' Equity - Narrative (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			9 Months Ended		12 Months Ended
	Jul. 31, 2019	Apr. 30, 2018	Mar. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Accretion to redemption price of redeemable convertible preferred stock				$ 96	$ 119	$ 162	$ 143
Issuance of redeemable convertible preferred stock, net of issuance costs (in shares)					12,655,000	12,655,000	11,774,000
Issuance of redeemable convertible preferred stock, net of issuance costs					$ 104,750	$ 104,750	$ 52,346
Price per share of preferred stock (in dollars per share)					$ 4.1484
Common stock, par value (in dollars per share)	900,000,000	99,250,000	80,000,000	900,000,000		99,250,000	84,750,000
Preferred stock, shares authorized (in shares)	100,000,000	58,615,488	45,960,013	100,000,000		0	0
Stock converted	$ 237,000
Redeemable convertible preferred stock, shares outstanding (in shares)	58,615,488			0	58,615,000	58,615,000	45,960,000	34,186,000
Preferred stock, par value (in dollars per share)	$ 0.001			$ 0.001		$ 0.001	$ 0.001
Conversion of stock, description				Shares of Series A, Series B, Series C, Series D, and Series E redeemable convertible preferred stock would be automatically converted into fully paid shares of common stock immediately upon the earlier of: (a) the closing of the sale of shares of common stock to the public at a minimum price of $8.9180 per share, subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization with respect to common stock, in a firm-commitment underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, resulting in at least $50.0 million of gross cash proceeds to us or (b) the date and time, or occurrence of an event, specified by vote or written consent of the holders of a majority of the outstanding shares of Series A, Series B, Series C, Series D and Series E redeemable convertible preferred stock, respectively.
Common stock, par value (in dollars per share)	$ 0.001			$ 0.001		$ 0.001	$ 0.001
IPO
Class of Stock [Line Items]
Sale of stock (in shares)	14,590,050
Offering price (in dollars per share)	$ 28.00
Net proceeds from sale of stock	$ 377,800
Underwriting discounts and commissions	28,600
Offering expenses	$ 2,200
Underwriters' Option
Class of Stock [Line Items]
Sale of stock (in shares)	1,903,050
Common Stock
Class of Stock [Line Items]
Stock converted (in shares)	58,615,488
Stock converted	$ 100
Series A- Redeemable Convertible Preferred Stock
Class of Stock [Line Items]
Dividend per share				0.081968
Redeemable convertible preferred stock, shares outstanding (in shares)						10,394,000	10,394,000
Conversion price per share				1.0246
Series B Redeemable Convertible Preferred Stock
Class of Stock [Line Items]
Dividend per share				0.182400
Redeemable convertible preferred stock, shares outstanding (in shares)						8,935,000	8,935,000
Conversion price per share				2.2384
Series C Redeemable Convertible Preferred Stock
Class of Stock [Line Items]
Dividend per share				0.266600
Redeemable convertible preferred stock, shares outstanding (in shares)						14,857,000	14,857,000
Conversion price per share				3.3318
Series D- Redeemable Convertible Preferred Stock
Class of Stock [Line Items]
Issuance of redeemable convertible preferred stock, net of issuance costs (in shares)			11,773,932
Issuance of redeemable convertible preferred stock, net of issuance costs			$ 52,500
Price per share of preferred stock (in dollars per share)			$ 4.4590
Dividend per share			$ 0.3568	0.356800
Redeemable convertible preferred stock, shares outstanding (in shares)						11,774,000	11,774,000
Conversion price per share				4.4590
Series E- Redeemable Convertible Preferred Stock
Class of Stock [Line Items]
Issuance of redeemable convertible preferred stock, net of issuance costs (in shares)		12,655,477
Issuance of redeemable convertible preferred stock, net of issuance costs		$ 105,000
Price per share of preferred stock (in dollars per share)		$ 8.2968
Dividend per share		$ 0.6638		0.663800
Redeemable convertible preferred stock, shares outstanding (in shares)						12,655,000
Conversion price per share				$ 8.2968